Trade receivables and other payables (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	R$ 68,040	R$ 31,651
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	68,040	31,651
Current | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	54,112	13,561
From 1 to 30 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	11,680	1,841
From 31 to 60 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,216	1,635
More than 61 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	R$ 32	R$ 14,614